FI - Gains/losses on financial instruments (Details 10) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Interest-bearing deposits with banks
Gains (losses) on financial instruments
Net gains/(losses)	SFr 4	SFr 7
Net gains/(losses) of which related to credit risk - on assets	(3)	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Gains (losses) on financial instruments
Net gains/(losses)	653	852
Other investments
Gains (losses) on financial instruments
Net gains/(losses)	200	130
Net gains/(losses) of which related to credit risk - on assets	(1)	2
Loans
Gains (losses) on financial instruments
Net gains/(losses)	288	841
Net gains/(losses) of which related to credit risk - on assets	(238)	39
Other assets
Gains (losses) on financial instruments
Net gains/(losses)	372	256
Net gains/(losses) of which related to credit risk - on assets	88	23
Due to banks and customer deposits
Gains (losses) on financial instruments
Net gains/(losses)	(2)	(7)
Net gains/(losses) of which related to credit risk - on liabilities	(12)	7
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Gains (losses) on financial instruments
Net gains/(losses)	(38)	(37)
Short-term borrowings
Gains (losses) on financial instruments
Net gains/(losses)	1,968	(264)
Long-term debt
Gains (losses) on financial instruments
Net gains/(losses)	1,915	(3,554)
Net gains/(losses) of which related to credit risk - on liabilities	37	0
Fair Value, Option, Credit Risk, Changes in debt valuation adjustments on structured notes			SFr 261
Vanilla debt
Gains (losses) on financial instruments
Net gains/(losses) of which related to credit risk - on liabilities			SFr (108)
Other liabilities
Gains (losses) on financial instruments
Net gains/(losses)	100	158
Net gains/(losses) of which related to credit risk - on liabilities	15	106
Bank | Interest-bearing deposits with banks
Gains (losses) on financial instruments
Net gains/(losses)	4	7
Net gains/(losses) of which related to credit risk - on assets	(3)
Bank | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Gains (losses) on financial instruments
Net gains/(losses)	653	852
Bank | Other investments
Gains (losses) on financial instruments
Net gains/(losses)	200	130
Net gains/(losses) of which related to credit risk - on assets	(1)	2
Bank | Loans
Gains (losses) on financial instruments
Net gains/(losses)	288	841
Net gains/(losses) of which related to credit risk - on assets	(238)	39
Bank | Other assets
Gains (losses) on financial instruments
Net gains/(losses)	372	256
Net gains/(losses) of which related to credit risk - on assets	88	23
Bank | Due to banks and customer deposits
Gains (losses) on financial instruments
Net gains/(losses)	(2)	(7)
Net gains/(losses) of which related to credit risk - on liabilities	(12)	7
Bank | Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Gains (losses) on financial instruments
Net gains/(losses)	(38)	(37)
Bank | Short-term borrowings
Gains (losses) on financial instruments
Net gains/(losses)	1,968	(264)
Net gains/(losses) of which related to credit risk - on liabilities	(2)
Bank | Long-term debt
Gains (losses) on financial instruments
Net gains/(losses)	1,799	(3,220)
Net gains/(losses) of which related to credit risk - on liabilities	37
Bank | Other liabilities
Gains (losses) on financial instruments
Net gains/(losses)	99	157
Net gains/(losses) of which related to credit risk - on liabilities	SFr 15	SFr 109